FORM 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: September 30, 2006

Check here if Amendment [ ];  Amendment Number:


This Amendment (Check only one):  [ ] is a restatement.

					         [ ] adds new holding entries.


Institutional Investment Manager Filing this Report:

Name:   YCMNET Advisors, Inc.

Address:  2001 North Main Street

                Suite 270

                Walnut Creek, CA  94596

13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood and all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Michael Yoshikami

Title:  President

Phone:  925-935-2900



Signature, Place and Date of Signing:

Michael Yoshikami   Walnut Creek, CA  November 6, 2006



Report Type (Check only one):

[x]   13F HOLDINGS REPORT.


[ ]   13F NOTICE.


[ ]   13F COMBINATION REPORT.



List of Other Managers Reporting for this Manager:


NONE

13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:  0


Form 13F Information Table Entry Total:  65


Form 13F Information Table Value Total:  414.751
                                        (thousands)



List of Other Included Managers:


NONE












Name 			 Title    Cusip	    Value	Shares   Disc  Other Voting
of Issuer	       of Class				(x 1000)	   Mgrs
AFLAC INC     	Common    001055102    231	5060	   Sole  None   Sole
APPLIED MAT INC  	Common    038222105    409	23105	   Sole  None   Sole
AUTO DATA PROCESS	Common    053015103    7499	158412   Sole  None   Sole
Barclays Glbl     Eft	    464287234    17897	184944   Sole  None   Sole
Barclays Glbl 	Eft	    464286848    17598	1299738  Sole  None   Sole
Barclays Glbl	Eft	    464287606    36846	493629   Sole  None   Sole
Barclays Glbl	Eft	    464287879    31685	454270   Sole  None   Sole
Barclays Glbl	Eft	    464287564    968	10548	   Sole  None   Sole
Barclays Glbl	Eft	    464287846    274	4251	   Sole  None   Sole
Barclays Glbl	Eft	    464287457    28175	350709   Sole  None   Sole
Barclays Glbl	Eft	    464287440    6936	83489	   Sole  None   Sole
Barclays Glbl	Eft	    464287226    45491	454185   Sole  None   Sole
Barclays Glbl	Eft	    464287465    22233	328170   Sole  None   Sole
Barclays Glbl     Eft	    464287622    446	6187	   Sole  None   Sole
Barclays Glbl 	Eft	    464287325    228	3993	   Sole  None   Sole
Barclays Glbl 	Eft	    464287507    397	5274	   Sole  None   Sole
Barclays Glbl  	Eft	    464287804    15353	250504   Sole  None   Sole
Barclays Glbl 	Eft	    464287200    2123	15878	   Sole  None   Sole
Barclays Glbl     Eft	    78462F103    250	1874	   Sole  None   Sole
Barclays Glbl 	Eft	    922908769    212	1613	   Sole  None   Sole
BAXTER INTERNAT  	Common    071813109    8262	181755   Sole  None   Sole
BLAST ENERGY SERV	Common    093440105    19	20000	   Sole  None   Sole
CAPITAL ONE FINAN	Common    14040H105    6923	88012	   Sole  None   Sole
CARNIVAL CORP 	Common    143658300    7337	156008   Sole  None   Sole
CENTRAL PACIFIC  	Common    154760102    354	9685	   Sole  None   Sole
CHEVRON CORPOR   	Common    166764100    8105	124969   Sole  None   Sole
CISCO SYSTEMS   	Common    17275R102    405	17626	   Sole  None   Sole
COCA COLA COMPANY Common    191216100    7044	157666   Sole  None   Sole
COMPUTRZD THERML 	Common    20557C108    1	10000	   Sole  None   Sole
COSTCO WHSL CORP 	Common    22160K105    7210	145137   Sole  None   Sole
DISNEY WALT CO    Common    254687106    7872	254707   Sole  None   Sole
DREAMWORKS ANIMAT	Common    26153C103    7141	286688   Sole  None   Sole
EVOLUTION PETRO  	Common    30049A107    28	10000	   Sole  None   Sole
EXXON MOBIL CORP 	Common    30231G102    487	7258	   Sole  None   Sole
FIFTH THIRD BANC 	Common    316773100    6484	170282   Sole  None   Sole
FIRST COMMERCE   	Common    31982L100    51	10000	   Sole  None   Sole
FIRST DATA CORP	Common    319963104    7104	169160   Sole  None   Sole
GANNETT CO INC   	Common    364730101    6787	119427   Sole  None   Sole
GENERAL ELECTRIC 	Common    369604103    7407	209847   Sole  None   Sole
HOME DEPOT INC   	Common    437076102    6733	185642   Sole  None   Sole
IMMUNOMEDICS INC 	Common    452907108    63	35800	   Sole  None   Sole
INTEL CORP    	Common    458140100    2700	131298   Sole  None   Sole
INTL BUSINESS MAC	Common    459200101    377	4611	   Sole  None   Sole
JOHNSON & JOHNSON	Common    478160104    7666	118048   Sole  None   Sole
LAB CP OF AMER   	Common    50540R409    8042	122650   Sole  None   Sole
LEHMAN BROS 	Pref	    524908720    3426	132899   Sole  None   Sole
LOCKHEED MARTIN  	Common    539830109    201	2347	   Sole  None   Sole
MASTERCARD INC  	Common    57636Q104    3982	56608	   Sole  None   Sole
MC DONALDS CORP 	Common    580135101    8516	217700   Sole  None   Sole
MICROSOFT CORP   	Common    594918104    7607	278143   Sole  None   Sole
NASDAQ 100 	      Eft	    631100104    250	6153	   Sole  None   Sole
NORTEL NETWORKS 	Common    656568102    63	27784	   Sole  None   Sole
PEPSICO INCORP   	Common    713448108    213	3275	   Sole  None   Sole
PFIZER INCORP    	Common    717081103    15526	547491   Sole  None   Sole
ROYAL BK SCOTLAND Pref	    780097796    3505	137921   Sole  None   Sole
SAN LUIS TRUST   	Common    798735106    191	14207	   Sole  None   Sole
STRYKER CORP    	Common    863667101    7525	151761   Sole  None   Sole
SUN MICROSYSTEMS 	Common    866810104    145	29489	   Sole  None   Sole
SYMANTEC CORP    	Common    871503108    250	11767	   Sole  None   Sole
CHARLES SCHWAB   	Common    808513105    576	32207	   Sole  None   Sole
UNITED SEC BANC  	Common    911460103    1390	61689	   Sole  None   Sole
VINEYARD NATL    	Common    927426106    446	17199	   Sole  None   Sole
WAL-MART STORES  	Common    931142103    7457	151202   Sole  None   Sole
WELLS FARGO CAP 	Pref	    94976Y207    3300	131187   Sole  None   Sole
XILINX INC    	Common    983919101    329	15000	   Sole  None   Sole